Financial Assets and Financial Liabilities - Schedule of Principal and Interest Amounts Outstanding for Loans and Bonds (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 7,205	₽ 6,538
Short term borrowings and current portion of long Term Debt	381,317	412,294
Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	(368,335)	(398,171)
Long term debt	7,205	6,538
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	368,335	398,171
Interest payable	9,014	7,749
Fines and penalties on overdue amounts	2,097	2,128
Short term borrowings and current portion of long Term Debt	₽ 381,317	₽ 412,294
Russian rubles [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	7.90%	9.30%
Russian rubles [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	7.80%	9.40%
Russian rubles [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 239,659	₽ 242,499
Russian rubles [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.80%
Short term borrowings and current portion of long Term Debt	₽ 1,347	3,634
Russian rubles [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 6,370	₽ 10,979
Russian rubles [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.30%	6.70%
Long term debt	₽ 43	₽ 73
Russian rubles [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.70%
Short term borrowings and current portion of long Term Debt	₽ 0	₽ 10
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	5.00%
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.30%
Russian rubles [member] | Bottom of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.00%	8.00%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.80%	10.00%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.60%
Russian rubles [member] | Top of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	11.90%	12.30%
U.S. dollars [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	8.40%	8.60%
U.S. dollars [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 44,725	₽ 54,719
U.S. dollars [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.00%
Long term debt	₽ 0	₽ 138
U.S. dollars [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.20%	3.90%
U.S. dollars [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.00%	9.90%
Euro [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	4.80%	4.80%
Euro [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	1.90%	1.50%
Euro [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 84,743	₽ 96,301
Euro [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term borrowings and current portion of long Term Debt	₽ 524	₽ 580
Euro [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	3.00%
Short term borrowings and current portion of long Term Debt	₽ 0	₽ 22
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.80%	0.80%
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.70%	1.30%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.00%	7.00%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.90%	2.80%